Fair Value Measurements (Details) - U.S. Treasury money market mutual fund held in Trust Account [Member] - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Assets:
Assets, fair value	$ 65,353,505	$ 75,044,999
Liabilities:
Liabilities, fair value	4,331,250	5,906,250
Recurring basis [Member] | Quoted Prices In Active Markets (Level 1) [Member]
Assets:
Assets, fair value	$ 65,353,505	$ 75,044,999
Liabilities:
Liabilities, fair value
Recurring basis [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets:
Assets, fair value
Liabilities:
Liabilities, fair value	$ 4,331,250	$ 5,906,250
Recurring basis [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Assets:
Assets, fair value
Liabilities:
Liabilities, fair value